System Fund - Summary of System Fund Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
System fund [line items]
System fund revenue	$ 1,217	$ 928	$ 765
Assessment fees and contributions received from hotels and other revenues [member]
System fund [line items]
System fund revenue	989	727	490
Loyalty programme revenue [member]
System fund [line items]
System fund revenue	$ 228	$ 201	$ 275